Label	Element	Value
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributions [Member] | S000003809 [Member] | C000010624 [Member]
5 Years	rr_AverageAnnualReturnYear05	22.96%
1 Year	rr_AverageAnnualReturnYear01	41.76%
10 Years	rr_AverageAnnualReturnYear10	15.58%
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributions [Member] | S000003809 [Member] | C000010625 [Member]
5 Years	rr_AverageAnnualReturnYear05	23.15%
1 Year	rr_AverageAnnualReturnYear01	46.63%
10 Years	rr_AverageAnnualReturnYear10	15.23%
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributions [Member] | S000018291 [Member] | C000050423 [Member]
5 Years	rr_AverageAnnualReturnYear05	23.30%
1 Year	rr_AverageAnnualReturnYear01	43.09%
10 Years	rr_AverageAnnualReturnYear10	(1.23%)
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributions [Member] | S000018291 [Member] | C000050422 [Member]
5 Years	rr_AverageAnnualReturnYear05	23.03%
1 Year	rr_AverageAnnualReturnYear01	38.31%
10 Years	rr_AverageAnnualReturnYear10	(1.10%)
Class A Class Cand Institutional Class [Member] | Bnymellonemergingmarkets Fiftyadrindex [Member] | S000018291 [Member] | C000050423 [Member]
5 Years	rr_AverageAnnualReturnYear05	16.20%
1 Year	rr_AverageAnnualReturnYear01	28.58%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Class A Class Cand Institutional Class [Member] | Bnymellonemergingmarkets Fiftyadrindex [Member] | S000018291 [Member] | C000050422 [Member]
5 Years	rr_AverageAnnualReturnYear05	16.20%
1 Year	rr_AverageAnnualReturnYear01	28.58%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Class A Class Cand Institutional Class [Member] | Sp Five Hundredindex [Member] | S000003809 [Member] | C000010624 [Member]
5 Years	rr_AverageAnnualReturnYear05	15.22%
1 Year	rr_AverageAnnualReturnYear01	18.40%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Class A Class Cand Institutional Class [Member] | Sp Five Hundredindex [Member] | S000003809 [Member] | C000010625 [Member]
5 Years	rr_AverageAnnualReturnYear05	15.22%
1 Year	rr_AverageAnnualReturnYear01	18.40%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000003809 [Member] | C000010624 [Member]
5 Years	rr_AverageAnnualReturnYear05	19.18%
1 Year	rr_AverageAnnualReturnYear01	25.49%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000003809 [Member] | C000010625 [Member]
5 Years	rr_AverageAnnualReturnYear05	19.38%
1 Year	rr_AverageAnnualReturnYear01	28.51%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000018291 [Member] | C000050423 [Member]
5 Years	rr_AverageAnnualReturnYear05	19.24%
1 Year	rr_AverageAnnualReturnYear01	25.51%
10 Years	rr_AverageAnnualReturnYear10	(0.84%)
Class A Class Cand Institutional Class [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000018291 [Member] | C000050422 [Member]
5 Years	rr_AverageAnnualReturnYear05	19.01%
1 Year	rr_AverageAnnualReturnYear01	22.68%
10 Years	rr_AverageAnnualReturnYear10	(0.75%)